Subsequent events (Details Narrative) - Nonadjusting Event [Member] R$ in Millions, $ in Millions		12 Months Ended
	Jan. 23, 2024 USD ($)	Dec. 31, 2023	Jan. 23, 2024 BRL (R$)	Jan. 22, 2024 shares
IfrsStatementLineItems [Line Items]
Interest received | $	$ 156
Financial assets net of derivatives | R$			R$ 789
Interest rate on financial assets			13.31%
Common shares authorized | shares				800,000,000
Description of primary offering of shares		a total of 220,000,000 shares with a target price of R$3.20, totaling R$704. Due to the increase in the Company's share capital within the scope of the Offer, the Company's new share capital will be R$2,511, divided into 490,139,069 common shares, all registered, book-entry and with no par value. As a result of the public offering of shares and the loss of Casino's control in GPA, the Company already obtained waiver for some debt contracts.